Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Nov. 30, 2013	Nov. 30, 2012
Contingencies [Line Items]
Required standby letter of credit if Carnival Corporation's credit rating falls below BBB or, alternatively, provide mortgages for this aggregate amount on these two ships
Lease Out And Lease Back Type Transactions
Contingencies [Line Items]
Estimated contingent obligations	416
Estimated termination payment in the event that Carnival Corporation were to default on its contingent obligations and assuming performance by all other participants	33
Required standby letter of credit if Carnival Corporation's credit rating falls below BBB or, alternatively, provide mortgages for this aggregate amount on these two ships	$ 40